COMMITMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Expense recognized	$ 0	$ 36	$ 37
IIA [Member]
Loss Contingencies [Line Items]
Percentage of royalties payments shall not exceed aggregate grant received	300.00%
Grant received	$ 1,430
Accumulated royalty expense	$ 2,245
IIA [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Royalties payable on the sale of products developed	3.50%
IIA [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Royalties payable on the sale of products developed	25.00%
Yissum [Member]
Loss Contingencies [Line Items]
Royalties pay for net sales related to patents	1.50%
Yissum [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Percentage of proceeds received for sub licence	1.50%
Yissum [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Percentage of proceeds received for sub licence	8.00%